Intangible Assets and Goodwill (Tables)	6 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
Intangible assets consist of the following:

	December 31, 2011			June 30, 2011
(In thousands)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Intangible assets
subject to amortization
National media
Noncompete agreements	$240	$(214)	$26	$480	$(424)	$56
Advertiser relationships	18,670	(17,140)	1,530	18,400	(15,772)	2,628
Customer lists	11,460	(6,718)	4,742	11,330	(5,889)	5,441
Other	11,450	(1,038)	10,412	4,450	(3,256)	1,194
Local media
Network affiliation agreements	218,559	(110,196)	108,363	218,559	(107,750)	110,809
Total	$260,379	$(135,306)	125,073	$253,219	$(133,091)	120,128
Intangible assets not
subject to amortization
National media
Internet domain names			2,076			1,166
Trademarks			128,641			124,731
Local media
FCC licenses			299,076			299,076
Total			429,793			424,973
Intangible assets, net			$554,866			$545,101

Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of national media goodwill were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$525,034	$489,334
Acquisitions	41,860	23,024
Balance at end of period	$566,894	$512,358